Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
20.  Quarterly Financial Data (Unaudited)

	Three Months Ended
	March 31(a)	June 30(b)	September 30(c)	December 31
	(In millions)
2011
Revenues	$2,008.1	$2,033.5	$2,206.0	$2,017.3
Operating income	$397.0	$256.6	$415.5	$469.6
Net Income	$201.0	$81.7	$84.2	$293.1
Net Income Attributable to Kinder Morgan, Inc.	$155.0	$132.1	$151.5	$155.8
Basic Earnings Per Common Share(d)
Class P Shares	$0.12	$0.19	$0.21	$0.22
Class A Shares	$0.12	$0.17	$0.19	$0.20
Diluted Earnings Per Common Share(d)
Class P Shares	$0.12	$0.19	$0.21	$0.22
Class A Shares	$0.12	$0.17	$0.19	$0.20

2010(e)
Revenues	$2,157.6	$1,990.9	$2,088.2	$1,953.9
Operating income	$244.4	$405.4	$181.1	$449.8
Net Income (Loss)	$(179.9)	$260.3	$52.6	$166.6
Net Income Attributable to Kinder Morgan, Inc.	$(160.9)	$46.0	$10.6	$63.0
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(a)
First quarter 2011 includes a $100.0 million increase in expense associated with a special cash bonus paid to non-senior management employees in May 2011.  The cost of this bonus was not borne by our Class P shareholders.  We paid for these bonuses, which included the amounts allocated to KMP, using $64 million in available earnings and profits reserved for this purpose and not paid in dividends to our Class A shareholders.  First quarter 2010 includes a $430.0 million non-cash impairment charge on our equity investment in NGPL PipeCo LLC and a $158.0 million increase in expense associated with rate case liability adjustments.

(b)	Second quarter 2011 includes a $165.0 million increase in expense associated with rate case liability adjustments.
(c)
Third quarter 2011 includes a $167.2 million loss from the remeasurement of KMP’s previously held 50% equity interest in KinderHawk Field Services LLC to fair value, and a $69.3 million increase in expense primarily associated with rights-of-way lease payment liability adjustments.  Third quarter 2010 includes $200.0 million in expense associated with the Going Private Transaction litigation settlement.

(d)	Earnings per share for the first quarter of 2011 includes the period from February 16, 2011, the day we completed an initial public offering of our Class P Common Stock, through March 31, 2011.

(e)	Earnings per share not applicable to the year ended December 31, 2010.